Pudong Private Placement (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 20, 2015	Jun. 30, 2016	Jun. 30, 2015	Apr. 15, 2014
Proceeds from issuance of common stock			$ 1,122,054
Stock issuance costs			$ 181,052
Pudong Science andTechnology (Cayman) Co., Ltd [Member]
Percentage of after transaction equity holding	14.90%
Sale of stock price (per share)	$ 1.40			$ 1.62
Issuance of shares for Securities Purchase Agreement, shares	930,790
Proceeds from issuance of common stock	$ 1,303,000
Stock issuance costs	$ 180,946